Trade and other receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Trade and other receivables.
Trade and other receivables
18.	Trade and other receivables

	March 31, 2022	December 31, 2021
Trade receivables	45,201	41,675
Deposits and prepayments	2,325	2,460
Other receivables	1,099	952
Total	48,625	45,087

The Group does not hold any collateral over the trading receivables balances.

The fair values of trade and other receivables approximate their carrying amounts as presented above.

The exposure of the Group to credit risk and impairment losses in relation to trade and other receivables is reported in Note 25 to these interim condensed consolidated financial statements.

The amount of ECL in respect of trade and other receivables is 162 as at March 31, 2022 and is 102 as at December 31, 2021.

19.   Trade and other receivables

	December 31,	December 31,	As previously reported,
	2021	2020, restated*	December 31, 2020
Trade receivables	41,675	30,720	30,909
Deposits and prepayments	2,460	2,045	2,045
Other receivables	952	209	209
Total	45,087	32,974	33,163

*For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).

The Group does not hold any collateral over the trading receivables balances.

The fair values of trade and other receivables approximate their carrying amounts as presented above.

The exposure of the Group to credit risk and impairment losses in relation to trade and other receivables is reported in Note 28 to the consolidated financial statements.

The amount of ECL in respect of trade and other receivables as at December 31, 2021 is 102 and is not significant as at December 31, 2020.